T. ROWE PRICE Retirement 2010 Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 52.9%
T. Rowe Price Funds:
New Income Fund  620,141 16,667 74,348 57,777,433 536,752
Limited Duration Inflation
Focused Bond Fund  602,562 37,131 91,306 101,023,570 532,394
International Bond Fund (USD
Hedged)  213,333 6,332 26,592 18,987,841 183,612
Dynamic Global Bond Fund  145,517 13,469 18,224 13,897,380 133,693
Emerging Markets Bond Fund  156,251 6,224 21,481 12,512,828 122,751
High Yield Fund  140,420 6,253 28,154 17,673,011 112,577
Floating Rate Fund  74,445 12,633 9,700 8,095,090 76,580
U.S. Treasury Long-Term Index
Fund  56,864 22,901 11,537 6,303,019 69,522
Total Bond Mutual Funds (Cost $1,752,530) 1,767,881
EQUITY MUTUAL FUNDS 45.1%
T. Rowe Price Funds:
Value Fund  184,462 143,174 29,441 5,933,956 267,206
Equity Index 500 Fund  519,126 8,216 71,213 2,180,174 251,221
Growth Stock Fund (2) 165,975 126,272 26,870 2,510,142 225,812
International Value Equity Fund  146,281 7,223 13,870 8,349,272 126,325
Overseas Stock Fund  138,886 3,570 11,479 9,189,979 115,334
International Stock Fund  129,865 11,654 11,559 5,474,660 101,336
Mid-Cap Value Fund  75,248 7,211 9,060 1,894,149 64,287
Mid-Cap Growth Fund (2) 68,477 8,113 4,955 563,526 58,173
Emerging Markets Discovery
Stock Fund  27,242 28,523 4,106 3,206,115 45,206
Real Assets Fund  48,822 1,387 4,938 3,002,591 44,889
Emerging Markets Stock Fund  71,109 5,133 9,866 1,052,774 44,396
Small-Cap Value Fund  47,299 3,463 3,687 724,829 41,786
Small-Cap Stock Fund  46,348 3,455 3,542 617,938 38,677
New Horizons Fund (2) 36,993 5,708 2,857 457,468 29,191
U.S. Large-Cap Core Fund  15,516 17,018 2,772 828,650 27,263
U.S. Equity Research Fund  – 24,560 366 557,678 23,222
Total Equity Mutual Funds (Cost $1,010,613) 1,504,324
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  395 74,270 74,300 3,635 362
Total Other Mutual Funds (Cost $365) 362

T. ROWE PRICE Retirement 2010 Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.0%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (3) 108,322 138,674 179,269 67,726,944 67,727
Total Short-Term Investments (Cost $67,727) 67,727
Total Investments in Securities 100.0%
(Cost $2,831,235) $ 3,340,294
Other Assets Less Liabilities (0.0)% (1,459)
Net Assets 100.0% $ 3,338,835
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 1,748 $ (7,069) $ 3,149
Emerging Markets Bond Fund  (1,241) (18,243) 5,660
Emerging Markets Discovery Stock Fund  884 (6,453) 833
Emerging Markets Stock Fund  8,943 (21,980) 1,091
Equity Index 500 Fund  233,149 (204,908) 4,093
Floating Rate Fund  (87) (798) 2,518
Growth Stock Fund  23,194 (39,565) —
High Yield Fund  696 (5,942) 5,740
International Bond Fund (USD Hedged)  2,541 (9,461) 3,138
International Stock Fund  13,524 (28,624) 1,841
International Value Equity Fund  3,649 (13,309) 4,264
Limited Duration Inflation Focused Bond Fund  9,091 (15,993) 22,505
Mid-Cap Growth Fund  11,018 (13,462) —
Mid-Cap Value Fund  9,789 (9,112) 1,049
New Horizons Fund  7,540 (10,653) —
New Income Fund  7,874 (25,708) 8,417
Overseas Stock Fund  6,659 (15,643) 3,066
Real Assets Fund  934 (382) 1,211
Small-Cap Stock Fund  5,549 (7,584) 178
Small-Cap Value Fund  4,911 (5,289) 451
Transition Fund  291 (3) —
U.S. Equity Research Fund  250 (972) 91
U.S. Large-Cap Core Fund  1,951 (2,499) 242
U.S. Treasury Long-Term Index Fund  (2,354) 1,294 936
Value Fund  30,113 (30,989) 3,710
U.S. Treasury Money Fund, 0.14% — — 61
Totals $ 380,616# $ (493,347) $ 74,244+
# Capital gain distributions from mutual funds represented $101,383 of the net realized gain
(loss).
+ Investment income comprised $74,244 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2010 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Retirement 2010 Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F140-054Q3 02/22